Fair value measurement - Contingent consideration, Contingent copper consideration (Details) $ in Thousands	6 Months Ended
Jun. 30, 2023 USD ($) item $ / lb
Fair value measurement
Number of contingent payments | item	2
Copper contingent consideration payment amount | $	$ 75,000
Trigger price	4.25
18-Month	18 months
Trigger price	4.50
24-Month	24 months